CRITICAL JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / ounce	Dec. 31, 2016 USD ($) $ / ounce
Pascua-Lama | Chile
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Amounts received from VAT refunds	$ 484	$ 429
Interest payable	313	236
Revenue, performance obligation	3,538
Pascua-Lama | Argentina
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Value added tax receivables	$ 221	$ 255
Measured, Indicated and Inferred Gold Resources
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Gold price (in dollars per ounce) | $ / ounce	1,500
Silver | Silver Wheaton Corp.
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Contract liabilities	$ 262
Silver | Lagunas Norte, Pierina and Veladero | Silver Wheaton Corp.
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Goods deliverable under contract (as percent)	100.00%
Silver | Pascua-Lama | Silver Wheaton Corp.
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Goods deliverable under contract (as percent)	25.00%
Short-term contracts
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Gold price (in dollars per ounce) | $ / ounce		1,000
Long-term
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Gold price (in dollars per ounce) | $ / ounce	1,200	1,200
Pueblo Viejo
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Economic interest in subsidiary	60.00%